Note 20 - Commitments and Contingencies - Minimum Contractual Purchase Commitments Obligation Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 5,418
2019	1,273
Total minimum contractual purchase commitments	$ 6,691